Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

On September 30, 2024 and December 31, 2023, property and equipment consisted of the following:

	Useful life	September 30, 2024	December 31, 2023
Capitalized internal-use software development costs	3 years	$80,281	$56,971
Less: accumulated amortization		(23,901)	(4,365)
		$56,380	$52,606

During the nine months ended September 30, 2024 and 2023, internal-use software development costs of $23,310 and $24,625 have been capitalized into property and equipment and are being amortized over 36 months, respectively. For the three months ended September 30, 2024 and 2023, amortization of capitalized internal-use software development costs amounted to $6,690 and $684, respectively. For the nine months ended September 30, 2024 and 2023, amortization of capitalized internal-use software development costs amounted to $19,536 and $684, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

On December 31, 2023 and 2022, property and equipment consists of the following:

	Useful life	December 31, 2023	December 31, 2022
Capitalized internal-use software development costs	3 years	$56,971	$-
Less: accumulated amortization		(4,365)	-
		$52,606	$-

For the year ended December 31, 2023, amortization of capitalized internal-use software development costs amounted to $4,365.